Employee Retirement and Severance Benefits	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Employee Retirement and Severance Benefits
11.	Employee Retirement and Severance Benefits

The Company and certain of its subsidiaries have contributory and noncontributory defined benefit pension plans covering substantially all of their employees. Benefits payable under the plans are based on employee earnings and years of service. The Company and certain of its subsidiaries also have defined contribution pension plans covering substantially all of their employees.

TMSC temporarily participates in Toshiba Corporate Pension Fund. However, it is not allowed to permanently continue to participate in the fund as a result of the acquisition by Canon. In addition, Canon is required to maintain an equivalent level of pension benefit and therefore plans to establish a new pension plan in 2018. Canon calculated the projected benefit obligations based on the benefit level of Toshiba Corporate Pension Fund at December 31, 2017 and 2016, and included proportional share of the plan assets of TMSC to which they have legal right in the following tables. These obligations and plan assets are expected to be reasonable estimates of the impact of creating the new plan.

Obligations and funded status

Reconciliations of beginning and ending balances of the projected benefit obligations and the fair value of the plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2017	2016	2017	2016
	(Millions of yen)		(Millions of yen)
Change in benefit obligations:
Projected benefit obligations at beginning of year	906,007	781,350	392,086	349,680
Service cost	30,889	29,367	6,962	6,816
Interest cost	5,689	8,238	8,691	8,792
Plan participants’ contributions	—	—	1,644	1,594
Actuarial (gain) loss	11,112	45,778	(1,760)	55,629
Benefits paid	(29,020)	(25,032)	(7,884)	(6,268)
Acquisition	4,239	71,040	—	21,285
Plan amendments	1,149	(4,734)	(1,069)	—
Curtailments and settlements	(435)	—	—	—

Foreign currency exchange rate changes	—	—	24,909	(45,442)

Projected benefit obligations at end of year	929,630	906,007	423,579	392,086
Change in plan assets:
Fair value of plan assets at beginning of year	667,436	626,575	224,939	217,870
Actual return on plan assets	47,376	12,145	14,262	18,276
Employer contributions	43,468	7,304	7,160	7,271
Plan participants’ contributions	—	—	1,644	1,594
Benefits paid	(23,967)	(21,782)	(7,884)	(6,268)
Acquisition	1,223	43,194	—	14,972
Settlements	(23)	—	—	—

Foreign currency exchange rate changes	—	—	13,899	(28,776)

Fair value of plan assets at end of year	735,513	667,436	254,020	224,939

Funded status at end of year	(194,117)	(238,571)	(169,559)	(167,147)

Employer contributions for the year ended December 31, 2017 include contribution of equity securities to a retirement benefit trust. The fair value of those securities at the time of contribution was ¥30,473 million.

Amounts recognized in the consolidated balance sheets at December 31, 2017 and 2016 are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2017	2016	2017	2016
	(Millions of yen)		(Millions of yen)
Other assets	1,695	976	1,215	1,346
Accrued expenses	—	—	(1,004)	(840)
Accrued pension and severance cost	(195,812)	(239,547)	(169,770)	(167,653)

	(194,117)	(238,571)	(169,559)	(167,147)

Amounts recognized in accumulated other comprehensive income (loss) at December 31, 2017 and 2016 before the effect of income taxes are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2017	2016	2017	2016
	(Millions of yen)		(Millions of yen)
Actuarial loss	221,106	251,078	105,883	116,930
Prior service credit	(57,430)	(71,439)	(3,638)	(2,652)

	163,676	179,639	102,245	114,278

The accumulated benefit obligation for all defined benefit plans was as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2017	2016	2017	2016
	(Millions of yen)		(Millions of yen)
Accumulated benefit obligation	894,329	869,355	402,390	377,004

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2017	2016	2017	2016
	(Millions of yen)		(Millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	924,536	905,975	420,383	390,942
Fair value of plan assets	728,724	666,428	249,609	222,449
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	889,652	867,706	394,840	375,860
Fair value of plan assets	728,724	664,586	245,247	222,449

Components of net periodic benefit cost and other amounts recognized in other comprehensive income (loss)

Net periodic benefit cost for Canon’s employee retirement and severance defined benefit plans for the years ended December 31, 2017, 2016 and 2015 consisted of the following components:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2017	2016	2015	2017	2016	2015
	(Millions of yen)			(Millions of yen)
Service cost	30,889	29,367	30,009	6,962	6,816	7,760
Interest cost	5,689	8,238	8,008	8,691	8,792	10,572
Expected return on plan assets	(20,493)	(19,443)	(19,579)	(10,722)	(10,012)	(11,857)
Amortization of prior service credit	(12,860)	(13,230)	(12,592)	(83)	85	(145)
Amortization of actuarial loss	14,220	10,944	10,402	5,747	2,185	3,839
(Gain) loss on curtailments and settlements	(63)	—	—	—	—	—

	17,382	15,876	16,248	10,595	7,866	10,169

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended December 31, 2017, 2016 and 2015 are summarized as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2017	2016	2015	2017	2016	2015
	(Millions of yen)			(Millions of yen)
Current year actuarial (gain) loss	(15,771)	53,076	9,519	(5,300)	47,365	6,302
Current year prior service credit	1,149	(4,734)	—	(1,069)	—	(2,655)
Amortization of actuarial loss	(14,220)	(10,944)	(10,402)	(5,747)	(2,185)	(3,839)
Amortization of prior service credit	12,860	13,230	12,592	83	(85)	145
Curtailments and settlements	19	—	—	—	—	—

	(15,963)	50,628	11,709	(12,033)	45,095	(47)

The estimated prior service credit and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are summarized as follows:

	Japanese plans	Foreign plans
	(Millions of yen)	(Millions of yen)
Prior service credit	(12,727)	(52)
Actuarial loss	11,821	4,466

Assumptions

Weighted-average assumptions used to determine benefit obligations are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2017	2016	2017	2016
Discount rate	0.6%	0.7%	2.2%	2.2%
Assumed rate of increase in future compensation levels	2.6%	2.6%	1.8%	2.1%

Weighted-average assumptions used to determine net periodic benefit cost are as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2017	2016	2015	2017	2016	2015
Discount rate	0.7%	1.1%	1.1%	2.2%	3.0%	2.9%
Assumed rate of increase in future compensation levels	2.6%	3.0%	3.0%	2.1%	2.0%	2.0%
Expected long-term rate of return on plan assets	3.1%	3.1%	3.1%	4.2%	4.4%	5.6%

Canon determines the expected long-term rate of return based on the expected long-term return of the various asset categories in which it invests. Canon considers the current expectations for future returns and the actual historical returns of each plan asset category.

Plan assets

Canon’s investment policies are designed to ensure adequate plan assets are available to provide future payments of pension benefits to eligible participants. Taking into account the expected long-term rate of return on plan assets, Canon formulates a “model” portfolio comprised of the optimal combination of equity securities and debt securities. Plan assets are invested in individual equity and debt securities using the guidelines of the “model” portfolio in order to produce a total return that will match the expected return on a mid-term to long-term basis. Canon evaluates the gap between expected return and actual return of invested plan assets on an annual basis to determine if such differences necessitate a revision in the formulation of the “model” portfolio. Canon revises the “model” portfolio when and to the extent considered necessary to achieve the expected long-term rate of return on plan assets.

Canon’s model portfolio for Japanese plans consists of three major components: approximately 25% is invested in equity securities, approximately 50% is invested in debt securities, and approximately 25% is invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

Outside Japan, investment policies vary by country, but the long-term investment objectives and strategies remain consistent. Canon’s model portfolio for foreign plans has been developed as follows: approximately 40% is invested in equity securities, approximately 25% is invested in debt securities, and approximately 35% is invested in other investment vehicles, primarily consisting of investments in real estate assets.

The equity securities are selected primarily from stocks that are listed on the securities exchanges. Prior to investing, Canon has investigated the business condition of the investee companies, and appropriately diversified investments by type of industry and other relevant factors. The debt securities are selected primarily from government bonds, public debt instruments, and corporate bonds. Prior to investing, Canon has investigated the quality of the issue, including rating, interest rate, and repayment dates, and has appropriately diversified the investments. Pooled funds are selected using strategies consistent with the equity and debt securities described above. As for investments in life insurance company general accounts, the contracts with the insurance companies include a guaranteed interest rate and return of capital. With respect to investments in foreign investment vehicles, Canon has investigated the stability of the underlying governments and economies, the market characteristics such as settlement systems and the taxation systems. For each such investment, Canon has selected the appropriate investment country and currency.

The three levels of input used to measure fair value are more fully described in Note 20. The fair values of Canon’s pension plan assets at December 31, 2017 and 2016, by asset category, are as follows:

	December 31, 2017
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (a)	83,765	—	—	83,765	—	—	—	—
Foreign companies	8,261	—	—	8,261	32,240	—	—	32,240
Pooled funds (b)	—	164,946	—	164,946	—	73,968	—	73,968
Debt securities:
Government bonds (c)	138,092	—	—	138,092	9,343	—	—	9,343
Municipal bonds	—	1,166	—	1,166	—	2,901	—	2,901
Corporate bonds	—	15,246	—	15,246	—	22,045	—	22,045
Pooled funds (d)	—	130,507	—	130,507	—	25,821	—	25,821
Mortgage backed securities (and other asset backed securities)	—	8,076	—	8,076	—	3	—	3
Life insurance company general accounts	—	126,985	—	126,985	—	8,683	—	8,683
Other assets	—	43,070	—	43,070	—	73,320	—	73,320
Investment measured at net asset value	—	—	—	15,399	—	—	—	5,696

	230,118	489,996	—	735,513	41,583	206,741	—	254,020

	December 31, 2016
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (e)	46,630	—	—	46,630	—	—	—	—
Foreign companies	7,902	—	—	7,902	22,680	—	—	22,680
Pooled funds (f)	—	133,023	—	133,023	—	62,641	—	62,641
Debt securities:
Government bonds (g)	99,157	—	—	99,157	11,558	—	—	11,558
Municipal bonds	—	1,317	—	1,317	—	2,577	—	2,577
Corporate bonds	—	14,298	—	14,298	—	19,989	—	19,989
Pooled funds (h)	—	121,066	—	121,066	—	22,296	—	22,296
Mortgage backed securities (and other asset backed securities)	—	13,612	—	13,612	—	—	—	—
Life insurance company general accounts	—	128,220	—	128,220	—	6,898	—	6,898
Other assets	—	90,637	—	90,637	—	71,358	24	71,382
Investment measured at net asset value	—	—	—	11,574	—	—	—	4,918

	153,689	502,173	—	667,436	34,238	185,759	24	224,939

(a)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥381 million.
(b)	These funds invest in listed equity securities consisting of approximately 30% Japanese companies and 70% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(c)	This class includes approximately 90% Japanese government bonds and 10% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(d)	These funds invest in approximately 30% Japanese government bonds, 45% foreign government bonds, 5% Japanese municipal bonds, and 20% corporate bonds for Japanese plans. These funds invest in approximately 70% foreign government bonds and 30% corporate bonds for foreign plans.
(e)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥187 million.
(f)	These funds invest in listed equity securities consisting of approximately 25% Japanese companies and 75% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(g)	This class includes approximately 85% Japanese government bonds and 15% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(h)	These funds invest in approximately 25% Japanese government bonds, 50% foreign government bonds, 5% Japanese municipal bonds, and 20% corporate bonds for Japanese plans. These funds invest in approximately 70% foreign government bonds and 30% corporate bonds for foreign plans.

Each level into which assets are categorized is based on inputs used to measure the fair value of the assets, and does not necessarily indicate the risks or ratings of the assets.

Level 1 assets are comprised principally of equity securities and government bonds, which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised principally of pooled funds that invest in equity and debt securities, corporate bonds, investments in life insurance company general accounts and other assets. Pooled funds are valued at their net asset values that are calculated by the sponsor of the fund and have daily liquidity. Corporate bonds are valued using quoted prices for identical assets in markets that are not active. Investments in life insurance company general accounts are valued at conversion value. Other assets are comprised principally of interest bearing cash and hedge funds.

Amounts of actual returns on, and purchases and sales of, Level 3 assets during the years ended December 31, 2017 and 2016 were not significant.

The fair values of plan assets by each asset category of TMSC are calculated based on a pro-rata basis of total plan assets of Toshiba Corporate Pension Fund.

Contributions

Canon expects to contribute ¥14,447 million to its Japanese defined benefit pension plans and ¥22,303 million to its foreign defined benefit pension plans for the year ending December 31, 2018.

Estimated future benefit payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Japanese plans	Foreign plans
	(Millions of yen)	(Millions of yen)
Year ending December 31:
2018	33,137	10,599
2019	34,534	10,743
2020	36,631	11,250
2021	38,470	11,986
2022	41,900	12,666
2023 – 2027	218,317	71,944

Multiemployer pension plans

The amounts of cost recognized for the multiemployer pension plans primarily in the Netherlands for the years ended December 31, 2017, 2016 and 2015 were ¥4,165 million, ¥3,482 million and ¥3,864 million, respectively. The multiemployer pension plan in which the subsidiaries in the Netherlands participated was 96% funded as of December 31, 2016. The collective bargaining agreements have no expiration date. Canon is not liable for other participating employers’ obligations under the terms and conditions of the agreements.

Defined contribution plans

The amounts of cost recognized for the defined contribution pension plans of the Company and certain of its subsidiaries for the years ended December 31, 2017, 2016 and 2015 were ¥18,979 million, ¥17,603 million and ¥17,277 million, respectively.